Vanguard Intermediate-Term Investment-Grade Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. 5-10 Year Credit Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.96%	0.75%		2.68%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.25%	1.35%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.18%	0.99%		2.39%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.30%	(0.62%)		0.88%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.87%	0.15%		1.21%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.29%	1.09%		2.49%